Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent event
Subsequent event

28.         Subsequent event

On April 26, 2024, GACN reported that, further to the resolutions adopted at the Annual General Ordinary Stockholders’ Meeting held on April 26, 2024 shareholders approved a cash dividend in the amount of Ps.4,250,000, to be paid in two installments: the first installment of Ps.2,125,000 no later than May 31, 2024, and a second installment of Ps.2,125,000, no later than November 30, 2024.